CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	¥ 66,285,032	$ 9,253,034	¥ 68,854,280	¥ 67,114,378
Cost of revenue	51,044,495	7,125,537	47,976,836	48,247,395
Gross profit	15,240,537	2,127,497	20,877,444	18,866,983
Selling and distribution expenses	9,343,480	1,304,300	10,374,388	10,638,978
General and administrative expenses	49,645,680	6,930,270	63,765,583	76,784,396
Allowance for (net recovery of) credit losses	(2,856,803)	(398,794)	4,086,505	(9,038,985)
Impairment loss of property and equipment and other long-lived assets	0	0	0	1,009,124
Research and development expenses	16,427,892	2,293,245	14,288,879	8,806,205
Operating expenses	72,560,249	10,129,021	92,515,355	88,199,718
Loss from operations	(57,319,712)	(8,001,524)	(71,637,911)	(69,332,735)
Other income (expenses)
Subsidy income	85,762	11,972	131,428	325,425
Interest income	13,390,041	1,869,178	22,897,763	13,603,487
Interest expense	(1,110,984)	(155,087)	(1,070,449)	(2,514,850)
Loss (gain) in fair value changes of warrants liability	6,226	869	(933,995)	6,116,000
Foreign exchange transaction gain (loss)	952,815	133,008	(881,695)	241,652
Impairment loss on goodwill and intangible assets	0	0	0	(9,980,002)
Other income	296,155	41,342	59,049	82,970
Other income, net	13,620,015	1,901,282	20,202,101	7,874,682
Loss before income tax	(43,699,697)	(6,100,242)	(51,435,810)	(61,458,053)
Income tax expenses	1,580	221	30	18,339
Net loss	(43,701,277)	(6,100,463)	(51,435,840)	(61,476,392)
Less: Net loss attributable to non-controlling interests	(1,112,723)	(155,330)	(1,564,581)	(2,309,091)
Net loss attributable to Recon Technology, Ltd	(42,588,554)	(5,945,133)	(49,871,259)	(59,167,301)
Comprehensive loss
Net loss	(43,701,277)	(6,100,463)	(51,435,840)	(61,476,392)
Foreign currency translation adjustment	(3,642,754)	(508,509)	2,009,476	23,819,712
Comprehensive loss	(47,344,031)	(6,608,972)	(49,426,364)	(37,656,680)
Less: Comprehensive loss attributable to non- controlling interests	(1,112,723)	(155,330)	(1,564,581)	(2,309,091)
Comprehensive loss attributable to Recon Technology, Ltd	¥ (46,231,308)	$ (6,453,642)	¥ (47,861,783)	¥ (35,347,589)
Loss per share - basic | (per share)	¥ (4.68)	$ (0.65)	¥ (9.88)	¥ (27.43)
Loss per share - diluted | (per share)	¥ (4.68)	$ (0.65)	¥ (9.88)	¥ (27.43)
Weighted - average shares - basic	9,094,902	9,094,902	5,048,952	2,157,158
Weighted - average shares - diluted	9,094,902	9,094,902	5,048,952	2,157,158